Costs and Expenses by Nature - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Costs and expenses by nature
Salaries and payroll charges	[1]	R$ (62,376)	R$ (279,523)	R$ (200,621)
Raw materials and productions costs		(27,267)	(216,791)	(238,635)
Depreciation and amortization		(21,770)	(174,088)	(164,932)
Editorial costs		(21,638)	(52,794)	(61,281)
Copyright		(20,473)	(59,597)	(61,975)
Advertising and publicity		(17,091)	(88,965)	(60,416)
Utilities, cleaning and security		(9,379)	(19,499)	(11,869)
Rent and condominium fees		(7,929)	(14,278)	(20,375)
Third-party services		(3,817)	(23,904)	(26,406)
Travel		(3,664)	(8,760)	(12,471)
Consulting and advisory services		(2,910)	(25,269)	(16,028)
Impairment losses on trade receivables		(2,283)	(25,015)	(4,297)
Material		(1,762)	(3,708)	(1,087)
Taxes and contributions		(267)	(2,066)	(3,278)
Reversal (provision) for tax, civil and labor risks		19	2,092	3,325
Provision for obsolete inventories		3,098	(4,057)	(6,831)
Other expenses		(5,858)	4,283	(20,052)
Costs and Expenses by Nature		(205,367)	R$ (970,256)	(907,229)
Vasta Platform (Successor)
Costs and expenses by nature
Salaries and payroll charges		(62,376)		(200,621)
Raw materials and productions costs		(27,267)		(238,635)
Depreciation and amortization		(21,770)		(164,932)
Editorial costs		(21,638)		(61,281)
Copyright		(20,473)		(61,975)
Advertising and publicity		(17,091)		(60,416)
Utilities, cleaning and security		(9,379)		(11,869)
Rent and condominium fees		(7,929)		(20,375)
Third-party services		(3,817)		(26,406)
Travel		(3,664)		(12,471)
Consulting and advisory services		(2,910)		(16,028)
Impairment losses on trade receivables		(2,283)		(4,297)
Material		(1,762)		(1,087)
Taxes and contributions		(267)		(3,278)
Reversal (provision) for tax, civil and labor risks		19		3,325
Provision for obsolete inventories		3,098		(6,831)
Other expenses		(5,858)		(20,052)
Costs and Expenses by Nature		R$ (205,367)		R$ (907,229)

[1]	Increase impacted by Bonus IPO expenses recognized in the statement of consolidated Profit and loss, amount R$ and also business acquisitions occurred in 2020.